United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1
(Investment Company Act File Number)

Federated Hermes Global Allocation Fund
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: Six months ended 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Global Allocation Fund

Class A Shares | FSTBX

Semi-Annual Shareholder Report - May 31, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.14%

Key Fund Statistics

  Net Assets$269,241,671
  Number of Investments1,217
  Portfolio Turnover51%

Fund Holdings

Top Security Types (% of Net Assets)

Domestic Equity Securities 39.2%
International Equity Securities 23.1%
Foreign Government/Agency 7.6%
Corporate Bonds 5.0%
Mortgage Core Fund 4.0%
U.S. Treasury Securities 3.1%
Cash Equivalents 1.9%
Project and Trade Finance Core Fund 1.4%
Asset-Backed Securities 1.3%
Collaterized Mortgage Obligations 0.9%

Value	Value
Collaterized Mortgage Obligations	0.9%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.9%
U.S. Treasury Securities	3.1%
Mortgage Core Fund	4.0%
Corporate Bonds	5.0%
Foreign Government/Agency	7.6%
International Equity Securities	23.1%
Domestic Equity Securities	39.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.0%
Utilities	2.9%
Materials	3.0%
Energy	3.6%
Consumer Staples	5.9%
Communication Services	7.9%
Health Care	9.3%
Consumer Discretionary	10.6%
Industrials	11.9%
Financials	20.0%
Information Technology	22.9%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183104

8080105-A (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class C Shares | FSBCX

Semi-Annual Shareholder Report - May 31, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.93%

Key Fund Statistics

  Net Assets$269,241,671
  Number of Investments1,217
  Portfolio Turnover51%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collaterized Mortgage Obligations	0.9%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.9%
U.S. Treasury Securities	3.1%
Mortgage Core Fund	4.0%
Corporate Bonds	5.0%
Foreign Government/Agency	7.6%
International Equity Securities	23.1%
Domestic Equity Securities	39.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.0%
Utilities	2.9%
Materials	3.0%
Energy	3.6%
Consumer Staples	5.9%
Communication Services	7.9%
Health Care	9.3%
Consumer Discretionary	10.6%
Industrials	11.9%
Financials	20.0%
Information Technology	22.9%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183302

8080105-B (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Institutional Shares | SBFIX

Semi-Annual Shareholder Report - May 31, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Key Fund Statistics

  Net Assets$269,241,671
  Number of Investments1,217
  Portfolio Turnover51%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collaterized Mortgage Obligations	0.9%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.9%
U.S. Treasury Securities	3.1%
Mortgage Core Fund	4.0%
Corporate Bonds	5.0%
Foreign Government/Agency	7.6%
International Equity Securities	23.1%
Domestic Equity Securities	39.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.0%
Utilities	2.9%
Materials	3.0%
Energy	3.6%
Consumer Staples	5.9%
Communication Services	7.9%
Health Care	9.3%
Consumer Discretionary	10.6%
Industrials	11.9%
Financials	20.0%
Information Technology	22.9%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183500

8080105-D (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R Shares | FSBKX

Semi-Annual Shareholder Report - May 31, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$79	1.57%

Key Fund Statistics

  Net Assets$269,241,671
  Number of Investments1,217
  Portfolio Turnover51%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collaterized Mortgage Obligations	0.9%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.9%
U.S. Treasury Securities	3.1%
Mortgage Core Fund	4.0%
Corporate Bonds	5.0%
Foreign Government/Agency	7.6%
International Equity Securities	23.1%
Domestic Equity Securities	39.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.0%
Utilities	2.9%
Materials	3.0%
Energy	3.6%
Consumer Staples	5.9%
Communication Services	7.9%
Health Care	9.3%
Consumer Discretionary	10.6%
Industrials	11.9%
Financials	20.0%
Information Technology	22.9%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183401

8080105-C (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R6 Shares | FSBLX

Semi-Annual Shareholder Report - May 31, 2025

This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$42	0.83%

Key Fund Statistics

  Net Assets$269,241,671
  Number of Investments1,217
  Portfolio Turnover51%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collaterized Mortgage Obligations	0.9%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.4%
Cash Equivalents	1.9%
U.S. Treasury Securities	3.1%
Mortgage Core Fund	4.0%
Corporate Bonds	5.0%
Foreign Government/Agency	7.6%
International Equity Securities	23.1%
Domestic Equity Securities	39.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.0%
Utilities	2.9%
Materials	3.0%
Energy	3.6%
Consumer Staples	5.9%
Communication Services	7.9%
Health Care	9.3%
Consumer Discretionary	10.6%
Industrials	11.9%
Financials	20.0%
Information Technology	22.9%

Semi-Annual Shareholder Report

Federated Hermes Global Allocation Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183609

8080105-E (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—62.3%
		Communication Services—4.9%
9,766		Alphabet, Inc., Class A	$ 1,677,213
7,971		Alphabet, Inc., Class C	1,377,787
302	[1]	Anterix, Inc.	8,030
13,335		AT&T, Inc.	370,713
1		Auto Trader Group PLC	11
56,500		Axiata Group BHD	27,216
7,814		Bharti Airtel Ltd.	169,754
4,580	[1]	Bilibili, Inc.	84,288
1		Bollore S.A.	6
676	[1]	CarGurus, Inc.	21,186
284		CD Projekt S.A.	16,837
7,582		Deutsche Telekom AG, Class REG	286,967
294		Elisa OYJ	15,524
95	[1]	EverQuote, Inc.	2,190
25,000		Far EasTone Telecommunications Co. Ltd.	71,682
6,770		Fox Corp	371,944
453	[1]	Frontier Communications Parent, Inc.	16,412
609		Hellenic Telecommunication Organization S.A.	11,756
244	[1]	Ibotta, Inc.	12,198
2,000		International Games System Co. Ltd.	55,562
205		Iridium Communications, Inc.	5,207
12,900		KDDI Corp.	222,989
17,400		Kingsoft Corp. Ltd.	74,126
13,674		Koninklijke KPN NV	64,309
600	[1]	Kuaishou Technology	4,033
1,884		LG Uplus Corp.	17,459
300	[1]	Liberty Global Ltd.	2,889
5,100	[1]	Liberty Media Corp. - Liberty Formula One	492,303
1,848	[1]	Liberty Media Group	162,846
31,100		LY Corp.	112,873
3,898		Meta Platforms, Inc.	2,523,916
278		NetEase, Inc.	6,765
1,369	[1]	Netflix, Inc.	1,652,698
100		NHN Corp.	13,576
1,700		Nintendo Co. Ltd.	138,634
1		Orange S.A.	15
1,317		Publicis Groupe S.A.	143,985
528		Sinclair, Inc.	7,408
1,736		SK Telecom Co. Ltd.	64,823
128,000		SoftBank Corp.	196,133
1,267	[1]	Spotify Technology S.A.	842,732
23		Swisscom AG	15,815
1,088		Tegna, Inc.	18,191
1,273		Telenor ASA	19,578
344		Telephone and Data System, Inc.	11,820
17,234		Telstra Group Ltd.	53,098
1,733		TELUS Corp.	28,388
14,296		Tencent Holdings Ltd.	901,121
22,961		TIM S.A./Brazil	78,243
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communication Services—continued
875		T-Mobile USA, Inc.	$ 211,925
115,400		True Corp. PCL	43,956
646		Universal Music Group N.V.	20,637
7,827		Verizon Communications, Inc.	344,075
160,475		Vodafone Group PLC	166,723
		TOTAL	13,260,565
		Consumer Discretionary—6.6%
243	[1]	Abercrombie & Fitch Co., Class A	19,073
381		Academy Sports and Outdoors, Inc.	15,587
238		Acushnet Holdings Corp.	16,241
162		Adidas AG	40,385
148	[1]	Adient PLC	2,307
196	[1]	Adtalem Global Education, Inc.	25,878
37,808	[1]	Alibaba Group Holding Ltd.	541,583
8,124	[1]	Allegro	74,804
16,925	[1]	Amazon.com, Inc.	3,469,794
9,123	[1]	Amer Sports, Inc.	331,895
812	[1]	Aptiv PLC	54,250
68	[1]	Asbury Automotive Group, Inc.	15,498
35	[1]	AutoZone, Inc.	130,656
1,162		BorgWarner, Inc.	38,451
236		Bosch Ltd.	86,574
5,600		Bridgestone Corp.	240,312
134	[1]	Brinker International, Inc.	23,132
1,800		BYD Co. Ltd., Class A	87,679
4,000		BYD Co. Ltd., Class H	198,475
10,125	[1]	Carnival Corp.	235,103
23,000		Cheng Shin Ind	38,701
1,334		Cie Financiere Richemont S.A.	252,326
5,329		Compagnie Generale des Etablissements Michelin SCA, Class B	203,885
44		D’ieteren Group	9,043
1,250		Dollarama, Inc.	160,764
95	[1]	Dorman Products, Inc.	12,284
145		eBay, Inc.	10,610
1,206		Eicher Motors Ltd.	75,373
2,923		Evolution AB	200,675
2,619	[1]	Expedia Group, Inc.	436,718
5,861		FDJ UNITED	215,257
9,439		Ford Motor Co.	97,977
336	[1]	Frontdoor, Inc.	18,483
6,000		Geely Automobile Holdings Ltd.	13,378
2,313		General Motors Co.	114,748
1,409		Gentex Corp.	30,392
467		Gildan Activewear, Inc.	21,745
218	[1]	Green Brick Partners, Inc.	12,742
1,205		Hankook Tire Co. Ltd.	33,547
1,171		Harley-Davidson, Inc.	28,350
24		Hermes International	66,195
1,257		Hero MotoCorp Ltd.	63,330
1,661		Home Depot, Inc.	611,730
28,700		Honda Motor Co., Ltd.	292,616
1,608		InterContinental Hotels Group PLC	184,387
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
895		International Game Technology PLC	$ 13,165
9,631		JD.com, Inc.	156,433
426		Jumbo S.A.	13,852
1,461		Kia Corp.	94,143
10,507		Kingfisher PLC	39,309
160		Kontoor Brands, Inc.	10,976
13,594		Las Vegas Sands Corp.	559,529
351		Lear Corp.	31,737
10,433	[1]	Lucid Group, Inc.	23,266
199		LVMH Moet Hennessy Louis Vuitton SE	108,124
784		Maruti Suzuki India Ltd.	113,062
14,514	[1]	Meituan	251,010
4,936		Mercedes-Benz Group AG	294,831
11,797	[1]	MGM Resorts International	373,375
33		Naspers Ltd., Class N	9,516
267		Next PLC	46,310
16,600	[1]	Norwegian Cruise Line Holdings Ltd.	292,990
683		OPAP S.A.	14,711
118	[1]	O’Reilly Automotive, Inc.	161,365
1,945	[1,2]	Ozon Holdings PLC, ADR	0
156		Page Industries Ltd.	84,184
1,556		Pandora A/S	284,402
63		Patrick Industries, Inc.	5,409
169		Phinia, Inc.	7,335
4,200		Pop Mart International Group Ltd.	117,338
3,270	[1]	Prosus NV	168,135
4,093		Pulte Group, Inc.	401,237
1		Puma SE	26
6,165	[1]	QuantumScape Corp.	24,660
3,147	[1]	Rivian Automotive, Inc.	45,726
3,737		Ross Stores, Inc.	523,516
3,489		Royal Caribbean Cruises, Ltd.	896,568
10,200		Sekisui House Ltd.	231,649
174		Signet Jewelers Ltd.	11,583
546		Sodexo S.A.	37,735
5,100		Sony Group Corp.	135,662
748		Steven Madden Ltd.	18,438
160	[1]	Stride, Inc.	24,222
11,200		Subaru Corp.	206,298
410	[1]	Taylor Morrison Home Corp.	23,075
4,322	[1]	Tesla, Inc.	1,497,400
391		Thor Industries, Inc.	31,745
5,795		TJX Cos., Inc.	735,386
8,800		Toyota Motor Corp.	166,997
174	[1]	Tri Pointe Homes, Inc.	5,130
1,600	[1]	Trip.com Group Ltd.	100,593
280	[1]	United Parks & Resorts, Inc.	12,541
137	[1]	Urban Outfitters, Inc.	9,576
76	[1]	Victoria’s Secret & Co.	1,612
159	[1]	Visteon Corp.	13,424
3,687		Wesfarmers Ltd.	197,269
13,700		Yamaha Motor Co.	104,622
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
12,400		ZOZO, Inc.	$ 134,470
		TOTAL	17,718,600
		Consumer Staples—3.7%
9,300		Ajinomoto Co., Inc.	232,224
56,000	[1]	Alibaba Health Information Technology Ltd.	32,053
11,178		Altria Group, Inc.	677,499
31,467		Ambev S.A.	77,189
1,858		Anheuser-Busch InBev S.A./NV	131,103
7,872		Arca Continental, S.A.B. de C.V.	86,650
373		Beiersdorf AG	51,114
4,606		BIM Birlesik Magazalar AS	56,084
20,340		Brf S.A.	72,192
7,897		British American Tobacco PLC	355,259
227		Cal-Maine Foods, Inc.	21,776
1		Carrefour S.A.	15
242	[1]	Central Garden & Pet Co., Class A	7,737
48	[1]	Chefs Warehouse, Inc.	3,061
62,000		China Feihe Ltd.	48,001
3		Chocoladefabriken Lindt & Sprungli AG	48,126
5,696		Coles Group Ltd.	79,329
346		Costco Wholesale Corp.	359,902
3,496		Danone S.A.	298,669
5,870	[1]	Dollar Tree, Inc.	529,826
175		Edgewell Personal Care Co.	4,833
199		Empire Co. Ltd., Class A	7,681
132		Energizer Holdings, Inc.	3,074
7,400	[1]	Giant Biogene Holding Co. Ltd.	66,597
4,424		Gruma SAB de Cv, Class B	83,241
11	[1]	Guardian Pharmacy Services, Inc.	233
556		Henkel AG & Co. KGAA	40,813
6,030		Imperial Brands PLC	228,151
19		Ingles Markets, Inc., Class A	1,184
7,200	[1]	JD Health International, Inc.	36,875
4,240		Jde Peet’s B.V.	116,629
586		Jeronimo Martins SGPS S.A.	14,688
300		Kao Corp.	13,676
309		Kerry Group PLC	33,688
565		Kesko OYJ	13,667
1,865		Koninklijke Ahold NV	78,716
472		Korea Tobacco & Ginseng Corp.	40,998
637		Kroger Co.	43,463
45		Lancaster Colony Corp.	7,533
1,246		Loblaw Cos. Ltd.	210,213
168		L’Oreal S.A.	71,043
1		Lotus Bakeries NV	10,347
8,073	[1]	Maplebear, Inc.	368,694
11,800		Matsumotokiyoshi Holdings Co. Ltd.	239,112
135	[1]	Mission Produce, Inc.	1,509
8,882		Mondelez International, Inc.	599,446
962		Mowi ASA	17,961
12		Natural Grocers by Vitamin Cottage, Inc.	586
5,503		Nestle S.A.	586,195
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
1,449		Orkla ASA	$ 16,397
5,550		Philip Morris International, Inc.	1,002,274
4,389		Pilgrim’s Pride Corp.	215,763
34		PriceSmart, Inc.	3,671
6,840		Procter & Gamble Co.	1,162,048
179		Reckitt Benckiser Group PLC	12,166
136		Salmar ASA	6,055
45		SpartanNash Co.	876
135	[1]	Sprouts Farmers Market, Inc.	23,336
5,348		Target Corp.	502,765
47,454		Tesco PLC	248,218
44		The Anderson’s, Inc.	1,562
668		The Coca-Cola Co.	48,163
57	[1]	The Simply Good Foods Co.	1,967
1		Treasury Wine Estates Ltd.	5
229		Turning Point Brands, Inc.	17,019
1,890		Unilever PLC	120,373
79	[1]	United Natural Foods, Inc.	2,415
3,420	[1]	United Spirits Ltd.	61,125
12		Village Super Market, Inc., Class A	463
3,182		WalMart, Inc.	314,127
22		Weis Markets, Inc.	1,668
14,614	[1]	Zabka Group S.A.	88,316
		TOTAL	9,959,427
		Energy—2.2%
654		Aker BP ASA	15,032
459		Ardmore Shipping Corp.	4,411
19,607		Bharat Petroleum Corp. Ltd.	72,767
9,115		BP PLC	44,279
182	[1]	Bristow Group, Inc.	5,325
4,470		Canadian Natural Resources Ltd.	135,727
1		Cenovus Energy, Inc.	13
6,531		Chevron Corp.	892,788
100		China Shenhua Energy Co., Ltd., Class A	549
7,000		China Shenhua Energy Co., Ltd., Class H	29,501
669	[1]	CNX Resources Corp.	21,595
175		Core Natural Resources, Inc.	12,128
1,466		DHT Holdings, Inc.	16,976
103		Enbridge, Inc.	4,794
1,732		Equinor ASA	40,580
8,353		Exxon Mobil Corp.	854,512
863		Galp Energia, SGPS S.A.	13,786
108	[1]	Gulfport Energy Corp.	20,682
193		Hyundai Robotics Co. Ltd.	15,629
7,300		Idemitsu Kosan Co. Ltd.	44,358
41,946		Indian Oil Corp. Ltd.	69,617
414		International Seaways, Inc.	15,339
5,680		Keyera Corp.	173,130
3,786		Marathon Petroleum Corp.	608,562
446		MOL Hungarian Oil & Gas PLC	3,857
725		Murphy Oil Corp.	15,174
875		Neste Oyj	9,385
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
304		OMV AG	$ 16,263
539		Peabody Energy Corp.	7,093
1		Pembina Pipeline Corp.	37
27,900		PetroChina Co. Ltd., Class A	32,137
75,177		PetroChina Co. Ltd., Class H	63,134
12,335		Petroleo Brasileiro S.A.	70,976
3,320		Phillips 66	376,754
699,900		PT Adaro Energy Indonesia TBK	94,470
7,559		Reliance Industries Ltd.	125,281
51		Sandridge Energy, Inc.	500
9,855		Santos Ltd.	41,675
337		Scorpio Tankers, Inc.	13,392
15,426		Shell PLC	508,091
489		SM Energy Co.	11,452
7,732		Suncor Energy, Inc.	274,889
12,123	[2]	Tatneft PJSC	0
3,543		TC Energy Corp.	179,532
100		Teekay Corp. Ltd.	845
71		Teekay Tankers Ltd., Class A	3,137
156		Texas Pacific Land Corp.	173,789
4,815		TotalEnergies SE	282,993
4,092		Valero Energy Corp.	527,745
1,448		Woodside Energy Group Ltd.	20,721
		TOTAL	5,965,402
		Financials—12.5%
4,938		Aflac, Inc.	511,281
308		Ageas S.A.	20,099
78,500	[1]	Agricultural Bank of China Ltd.	60,337
28,800		AIA Group Ltd.	239,132
15,798		AIB Group PLC	124,118
6,081		Al Rajhi Bank	147,960
11,341		Alinma Bank	78,341
1,128		Allianz SE	446,948
8,249		Alpha Bank AE	26,549
580		Amalgamated Financial Corp.	17,528
1,958		American Express Co.	575,750
1		ANZ Group Holdings Ltd.	19
1		Aviva PLC	8
7,709		AXA S.A.	363,487
282	[1]	Axos Financial, Inc.	19,610
30,505		B3 S.A. - Brasil Bolsa Balcao	74,402
167		Bajaj Holdings & Investment Ltd.	26,354
627		Bajaj Holdings & Investment Ltd.	62,970
7,370		Banca Popolare dell’Emilia Romagna Scrl	65,479
25,893		Banco Bilbao Vizcaya Argentaria S.A.	389,633
667		Banco de Credito E Inversiones S.A.	25,731
90,433		Banco de Sabadell S.A.	288,957
15,162		Banco Do Brasil S.A.	62,085
429		Banco Latinoamericano de Comercio Exterior S.A., Class E	17,598
1,543,651		Banco Santander Chile S.A.	91,967
40,060		Banco Santander, S.A.	320,944
8,090		Bank Hapoalim BM	135,527
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
17,335		Bank Leumi Le-Israel	$ 279,931
24,277		Bank of America Corp.	1,071,344
23,500		Bank of China Ltd., Class A	18,022
79,388		Bank of China Ltd., Class H	45,955
2,074		Bank of Ireland Group PLC	28,465
2,143		Bank Pekao S.A.	105,641
16,490		Banque Saudi Fransi	75,736
108,490		Barclays PLC	481,333
11,670		BB Seguridade Participacoes S.A.	76,535
4,061	[1]	Berkshire Hathaway, Inc., Class B	2,046,582
2,205		BGC Group, Inc.	20,462
1,419		BNP Paribas S.A.	124,375
57,000		BOC Hong Kong (Holdings) Ltd.	239,607
1,047		BSE Ltd.	32,803
28,019		Caixa Seguridade Participacoes S.A.	73,826
9,263		CaixaBank S.A.	79,000
419		Camden National Corp.	16,483
31,141		Canara Bank	41,719
1,004	[1]	Cantaloupe, Inc.	8,403
7,497		Capital One Financial Co.	1,418,006
259		Capitec Bank Holdings Ltd.	49,817
3,315		Charles Schwab Corp.	292,847
198,501		China Construction Bank Corp.	177,511
52,400		China Insurance International Holdings Co. Ltd.	79,838
15,400		China Life Insurance Co. Ltd.	81,962
13,800		China Pacific Insurance Group Co. Ltd., Class A	66,054
30,600		China Pacific Insurance Group Co. Ltd., Class H	94,760
2,464		Commerzbank AG	74,980
5,362		Commonwealth Bank of Australia	607,998
333		Community Trust Bancorp, Inc.	17,000
4,038		Credit Agricole S.A.	73,870
23,100		Dai-ichi Life Insurance Co. Ltd./The	178,742
176	[1]	Dave, Inc.	35,344
10,100		DBS Group Holdings Ltd.	350,298
1,130		Deutsche Bank AG	31,289
7,058		Discovery Holdings Ltd.	85,876
1,851		DNB Bank ASA	49,552
5,806		East West Bancorp, Inc.	529,507
466		Enact Holdings, Inc.	16,496
13		Enterprise Bancorp, Inc.	501
1,981		Erste Group Bank AG	159,502
9,500		Eurobank Ergasias S.A.	29,305
651		Euronext NV	106,030
677	[1]	Exor NV	65,214
289		F&G Annuities & Life, Inc.	9,236
172		Fairfax Financial Holdings Ltd.	292,661
13,517		Fifth Third Bancorp	516,214
703		First Busey Corp.	15,550
1		First Citizens Bancshares, Inc., Class A	1,849
803		First Financial Bancorp	19,400
503		First Merchants Corp.	18,963
8,432		FirstRand Ltd.	35,059
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
43,000		Fubon Financial Holdings Co., Ltd.	$ 113,245
1,115		Fulton Financial Corp.	19,234
1		Generali	36
413		Gjensidige Forsikring ASA	10,454
1,427		Goldman Sachs Group, Inc.	856,842
5,837		Great-West Lifeco, Inc.	221,554
9		Greene County Bancorp, Inc.	195
171		Groupe Bruxelles Lambert NV	13,976
28,425		Grupo Financiero Inbursa, S.A. de C.V., Class O	71,663
21	[1]	Hamilton Insurance Group, Ltd.	457
1,221		Hana Financial Holdings	64,356
417		Hancock Whitney Corp.	22,797
71		HCI Group, Inc.	11,983
1,685		HDFC Asset Management Co. Ltd.	94,396
9,241		HDFC Bank Ltd.	209,305
2		Hingham Institution for Savings	485
1,600		Hithink RoyalFlush Information Network Co. Ltd.	55,043
1,125		Horizon Bancorp, Inc.	16,695
55,363		HSBC Holdings PLC	653,809
95,000		Hua Nan Financial Holdings Co. Ltd.	82,645
2,298		iA Financial Corp., Inc.	233,961
15,129		ICICI Bank Ltd.	256,741
2		IGM Financial, Inc.	64
439		Independent Bank Corp./MI	13,842
26,200	[1]	Industrial & Commercial Bank of China, Class A	25,746
71,000	[1]	Industrial & Commercial Bank of China, Class H	51,525
1,893		Infratil Ltd.	11,976
18,132		ING Groep N.V.	384,792
92,396		Intesa Sanpaolo SpA	515,896
1		Investor AB, Class B	30
299		Jackson Financial, Inc.	24,491
3,279		JPMorgan Chase & Co.	865,656
8,200		Kasikornbank PCL	38,478
1,774		KB Financial Group, Inc.	133,520
475		KBC Group NV	47,081
27		Komercni Banka A.S.	1,247
5,154		Kotak Mahindra Bank Ltd.	125,143
94,500		Krung Thai Bank PLC	64,034
192,957		Lloyds Banking Group PLC	201,447
40,300		Malayan Banking BHD	92,335
10,233		Manulife Financial Corp.	325,851
3,021		Marsh & McLennan Cos., Inc.	705,887
649		Mastercard, Inc.	380,054
230		Meta Financial Group, Inc.	17,951
7,375		MetLife, Inc.	579,527
48,910		Metropolitan Bank & Trust Co.	64,492
590		MidWestOne Financial Group, Inc.	16,962
9,700		Mitsubishi UFJ Financial Group, Inc.	134,997
88		Moneta Money Bank AS	574
6,244		Morgan Stanley	799,419
216	[1]	Mr. Cooper Group, Inc.	27,978
550		Muenchener Rueckversicherungs-Gesellschaft AG	356,793
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,208		National Bank of Greece	$ 38,291
46,325		Natwest Group PLC	328,663
6,331		Nedbank Group Ltd.	90,041
3,400		New China Life Insurance Co. Ltd.	23,718
519	[1]	NMI Holdings, Inc.	20,615
24,700		Nomura Holdings, Inc.	150,452
6,517		Nordea Bank Abp	94,620
178		Northeast Bank	14,922
1,665	[1]	NU Holdings Ltd./Cayman Islands	19,997
1,184		Old National Bancorp	24,698
202		Onex Corp.	14,995
4,300		ORIX Corp.	90,886
731	[1]	Oscar Health, Inc.	10,088
245		OTP Bank RT	18,590
22,400		Oversea-Chinese Banking Corp. Ltd.	281,942
134	[1]	Palomar Holdings, Inc.	22,977
2,215	[1]	Payoneer Global, Inc.	15,084
9,074	[1]	PayPal Holdings, Inc.	637,721
42,000		People’s Insurance, Co. (Group) of China Ltd.	27,268
5,500		Ping An Insurance (Group) Co. of China Ltd.	32,136
3,922	[1]	Piraeus Bank S.A.	26,187
1,634		PNC Financial Services Group, Inc.	284,006
73,000		Postal Savings Bank of China Co. Ltd.	47,315
3,151		Poste Italiane SpA	68,427
6,559		Power Corp. of Canada	253,834
196		Preferred Bank Los Angeles, CA	16,388
390,400		PT Bank Rakyat Indonesia Tbk	106,254
84,300		Public Bank Berhad	85,369
69,752		Punjab National Bank	86,263
2		QBE Insurance Group Ltd.	30
284		Radian Group, Inc.	9,699
20,465		Rand Merchant Investment Holdings Ltd.	86,439
19	[1]	Remitly Global, Inc.	406
11,299		Riyad Bank	87,292
100	[1]	Root, Inc.	13,099
3,181		Royal Bank of Canada	403,179
5,006		Sampo Oyj, Class A	53,462
257		Samsung Life Insurance Co., Ltd.	18,396
9,855		Saudi British Bank/The	88,463
320	[1]	Sezzle, Inc.	34,147
1		Skandinaviska Enskilda Banken AB, Class A	17
183	[1]	Skyward Specialty Insurance Group, Inc.	11,593
32		Sofina S.A.	9,288
8,100		Sompo Holdings, Inc.	247,103
8,765		Standard Bank Group Ltd.	114,142
1		State Bank of India	10
16,300		Sumitomo Mitsui Financial Group, Inc.	413,659
8,160		Suncorp Group Ltd.	108,490
2,894		Swedbank AB	78,716
1,592		Swiss Re AG	282,444
7,764		Synchrony Financial	447,595
749,700		Thai Military Bank	43,856
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
449		The Bank of NT Butterfield & Son Ltd.	$ 18,930
3,799		The Hartford Insurance Group, Inc.	493,262
1		TMX Group, Inc.	40
2,300		Tokio Marine Holdings, Inc.	96,561
396		Toronto Dominion Bank	27,346
530		Trustmark Corp.	18,264
5,501		TRYG A/S	141,306
329		UBS Group AG	10,527
206		UMB Financial Corp.	21,243
7,653	[1]	UniCredit SpA	492,356
53,171	[1]	Union Bank of India Ltd.	91,375
86		United Insurance Holdings Corp.	929
800		United Overseas Bank Ltd.	21,973
50	[1]	Velocity Financial, LLC	837
4,541		Visa, Inc., Class A	1,658,328
2,836		Webster Financial Corp. Waterbury	145,997
1,873		Wells Fargo & Co.	140,063
16,794		Westpac Banking Corp. Ltd.	352,384
408		Willis Towers Watson PLC	129,152
1,595		WisdomTree Investments, Inc.	15,057
1,255	[1]	Woori Financial Group, Inc.	17,532
62	[1]	World Acceptance Corp.	9,578
5,107		XP, Inc.	98,872
592		Zurich Insurance Group AG	416,996
		TOTAL	33,560,107
		Health Care—5.8%
2,102	[1]	89Bio, Inc.	20,684
6,845		Abbott Laboratories	914,355
922		AbbVie, Inc.	171,593
1,830	[1]	Adaptive Biotechnologies Corp.	17,422
84	[1]	Addus Homecare Corp.	9,316
1,173		Agilent Technologies, Inc.	131,282
603	[1]	Agios Pharmaceuticals, Inc.	19,350
3,155		Alcon AG	271,186
9,489	[1]	Allogene Therapeutics, Inc.	11,102
48	[1]	Alteogen, Inc.	11,425
256		Apollo Hospitals Enterprise Ltd.	20,602
1,862	[1]	Arcus Biosciences, Inc.	16,628
125	[1]	Argenx SE	71,651
1,714	[1]	Arvinas, Inc.	12,341
1,845		AstraZeneca PLC	268,206
1,947	[1,2]	AstraZeneca PLC, Rights	604
2	[1]	Aveanna Healthcare Holdings, Inc.	11
900	[1]	BeOne Medicines Ltd.	17,040
13,151		Bristol-Myers Squibb Co.	634,930
3,813		Cardinal Health, Inc.	588,880
1,944		Cencora, Inc.	566,171
8,870	[1]	Centene Corp.	500,623
1,300		Chugai Pharmaceutical Co. Ltd.	68,420
5,264		Cipla Ltd.	90,002
2	[1]	Cogent Biosciences, Inc.	11
129		Concentra Group Holdings Parent, Inc.	2,790
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
168	[1]	Corvel Corp.	$ 18,693
1,628	[1]	Cullinan Therapeutics, Inc.	14,074
2,220	[1]	Cytek Biosciences, Inc.	6,149
7,376	[1]	Dexcom, Inc.	632,861
453		Elevance Health, Inc.	173,880
2,016		Eli Lilly & Co.	1,487,143
191		Ensign Group, Inc.	28,127
1,748	[1]	Entrada Therapeutics, Inc.	13,285
10,968	[1]	Erasca, Inc.	15,355
1,573	[1]	EyePoint Pharmaceuticals, Inc.	11,389
1,206		Fisher & Paykel Healthcare Corp. Ltd.	26,399
216	[1]	Galderma Group AG	28,457
152		Gedeon Richter Rt	4,423
6,775		Gilead Sciences, Inc.	745,792
15,854		GSK PLC	322,917
31,127	[1]	Haleon PLC	173,633
28,000	[1]	Hansoh Pharmaceutical Group Co. Ltd.	91,751
1		Hikma Pharmaceuticals PLC	29
732	[1]	Hims & Hers Health, Inc.	41,402
2,500		Hoya Corp.	295,278
118	[1]	ICU Medical, Inc.	15,913
14	[1]	Insmed, Inc.	976
1,901	[1]	Intellia Therapeutics, Inc.	13,060
354	[1]	Intuitive Surgical, Inc.	195,528
1,085		Ipsen S.A.	127,790
11,800		Jiangsu Hengrui Medicine Co. Ltd.	89,568
7,200		Johnson & Johnson	1,117,512
1,129	[1]	Keros Therapeutics, Inc.	15,975
842		Koninklijke Philips NV	19,484
317	[1]	Kura Oncology, Inc.	1,804
226	[1]	Lantheus Holdings, Inc.	17,077
5		LeMaitre Vascular, Inc.	411
366	[1]	Livanova PLC	15,830
2,506		Lupin Ltd.	57,210
307		McKesson Corp.	220,890
10,091		Merck & Co., Inc.	775,392
77	[1]	Merit Medical Systems, Inc.	7,317
575	[1]	Mineralys Therapeutics, Inc.	8,959
5,879		Novartis AG	682,121
7,000		Novo Nordisk A/S	489,264
7,200	[1]	Nuvation Bio, Inc.	15,264
2	[1]	Ocular Therapeutix, Inc.	16
715	[1]	Option Care Health, Inc.	23,366
224		Orion Oyj	15,216
14,469	[1]	Pacific Biosciences of California, Inc.	13,944
293	[1]	PACS Group, Inc.	2,907
19	[1]	Prestige Consumer Healthcare, Inc.	1,628
795	[1]	Privia Health Group, Inc.	18,094
1,511		Pro Medicus Ltd.	274,532
606	[1]	Progyny, Inc.	13,029
4,869	[1]	Relay Therapeutics, Inc.	14,607
1,406	[1]	Replimune Group, Inc.	12,626
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
827		Roche Holding AG	$ 268,181
115	[1]	Samsung Biologics Co. Ltd.	86,002
3,483		Sanofi	344,137
13,800		Shionogi & Co., Ltd.	232,631
3,660		Siemens Healthineers AG	193,783
11,902	[1]	Standard BioTools, Inc.	12,021
5,486		Sun Pharmaceutical Industries Ltd.	107,335
1,780		Torrent Pharmaceuticals Ltd.	65,590
342	[1]	Tyra Biosciences, Inc.	3,112
261		UCB S.A.	47,631
666		UnitedHealth Group, Inc.	201,072
284	[1]	Vaxcyte, Inc.	9,227
2,306	[1]	Veeva Systems, Inc.	644,988
2,856	[1]	Verve Therapeutics, Inc.	12,709
2,679	[1]	Vir Biotechnology, Inc.	13,234
789	[1]	Xencor, Inc.	6,312
2,718		Zoetis, Inc.	458,336
7,241		Zydus Lifesciences Ltd.	78,316
1	[1]	Zymeworks, Inc.	11
		TOTAL	15,629,600
		Industrials—7.4%
6,896		ABB Ltd.	390,233
768		ACS Actividades de Construccion y Servicios, S.A.	50,562
1,532		Adani Ports and Special Economic Zone Ltd.	25,653
1	[1]	Air Canada	14
109		Airbus Group SE	20,075
79		Alexander and Baldwin, Inc.	8,915
3,966		Alfa Laval AB	168,739
220		Apogee Enterprises, Inc.	8,503
112		Applied Industrial Technologies, Inc.	25,370
119		Argan, Inc.	25,026
84		Ashtead Group PLC	4,923
292		Atkore, Inc.	19,009
18,747		Atlas Copco AB, Class A	301,157
17,936		Atlas Copco AB, Class B	255,640
3,462		Auckland International Airport Ltd.	15,620
1,973		Automatic Data Processing, Inc.	642,271
65		Barrett Business Services, Inc.	2,686
28,109		Bharat Electronics Ltd.	126,584
132	[1]	BlueLinx Holdings, Inc.	8,833
219		Boise Cascade Co.	19,027
5,060		Bouygues S.A.	220,629
3,840		Brambles Ltd.	57,391
133	[1]	BrightView Holdings, Inc.	2,072
2,214		Caterpillar, Inc.	770,538
8,100		China CSSC Holdings Ltd.	34,533
232	[1]	Cimpress PLC	10,268
1,500		Cintas Corp.	339,750
4,618		Computershare Ltd.	119,690
154	[1]	Costamare Bulkers Holdings Ltd.	1,441
771		Costamare, Inc.	6,607
37,200	[1]	Costco Shipping Holdings Co. Ltd.	84,780
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
91		CRA International, Inc.	$ 17,295
113		CSG Systems International, Inc.	7,465
2,532		Cummins India, Ltd.	96,783
10,000		Dai Nippon Printing Co. Ltd.	147,161
4,916		Daimler Truck Holding AG	213,402
610		Dassault Aviation S.A.	220,940
486		Deere & Co.	246,042
8,259		Delta Air Lines, Inc.	399,653
124	[1]	Dycom Industries, Inc.	28,510
5,519		Emerson Electric Co.	658,858
461		Enerpac Tool Group Corp.	19,768
62,000		EVA Airways Corp.	83,705
11,000		Evergreen Marine Corp., Taiwan Ltd.	89,108
534	[1]	Exlservice Holding, Inc.	24,559
782		Experian PLC	39,071
10,000		Fanuc Ltd.	266,966
4,200		Fortune Electric Co., Ltd.	63,386
3,185		GE Aerospace	783,223
2,252		General Dynamics Corp.	627,159
585		GFL Environmental, Inc.	29,567
1,103		Golden Ocean Group Ltd.	8,493
252		Granite Construction, Inc.	22,541
122		Greenbrier Cos., Inc.	5,499
257		Griffon Corp.	17,669
2,514		HEICO Corp., Class A	592,902
151		Herc Holdings, Inc.	18,724
1,768	[1]	Hertz Global Holdings, Inc.	11,580
1,300		Hitachi Ltd.	35,951
137	[1]	Huron Consulting Group, Inc.	19,568
215		Hyster-Yale, Inc.	8,634
49	[1]	Hyundai Electric & Energy System Co. Ltd.	13,469
97		Hyundai Heavy	22,299
5,169		Hyundai Merchant Marine Co., Ltd.	79,824
55		ICF International, Inc.	4,726
91	[1]	IES Holdings, Inc.	23,629
777		Interface, Inc.	15,610
164		Intertek Group PLC	10,616
52,900	[1]	JD Logistics, Inc.	83,211
6,884		Johnson Controls International PLC	697,831
319		Kingspan Group PLC	27,345
7,800		Komatsu Ltd.	237,275
703		Kone OYJ, Class B	43,789
182		Kongsberg Gruppen ASA	32,007
3,978		Korean Air Co. Ltd.	64,621
278		Korn Ferry	18,907
2,510		L3Harris Technologies, Inc.	613,293
1,688,795		Latam Airlines Group S.A.	32,128
662		Lifco AB	27,109
1,386		Lockheed Martin Corp.	668,579
14,500		Marubeni Corp.	293,775
396		Metlen Energy & Metals S.A.	20,119
1,285		Metso Corp.	15,547
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
17,800		Mitsubishi Corp.	$ 360,132
4,600		Mitsubishi Electric Corp.	92,895
363		Mueller Industries, Inc.	28,267
1,079		Northrop Grumman Corp.	523,067
1,756		Pitney Bowes, Inc.	18,087
62		Powell Industries, Inc.	10,515
276		Primoris Services Corp.	19,902
1		Qantas Airways Ltd.	7
791		Quanta Services, Inc.	270,965
2,409		RB Global, Inc.	253,811
6,300		Recruit Holdings Co. Ltd.	380,760
7,616		Relx PLC	410,661
547		REV Group, Inc.	20,507
133		Rheinmetall AG	283,308
353		Rollins, Inc.	20,209
9,203		Rolls-Royce Holdings PLC	107,934
389		Rush Enterprises, Inc., Class A	19,314
282		Rush Enterprises, Inc., Class B	14,725
1,755		Saab AB, Class B	88,894
2		Safe Bulkers, Inc.	8
1,520		Safran S.A.	451,490
890		Schneider Electric S.A.	223,039
4,300		Secom Co. Ltd.	156,950
1,034		Siemens AG	248,857
3,997	[1]	Siemens Energy AG	388,440
1,423	[1]	SK Square Co., Ltd.	118,480
8,653		Smiths Group PLC	252,040
229		Steelcase, Inc., Class A	2,361
106	[1]	Sterling Construction Co., Inc.	19,929
9,500		Swire Pacific Ltd., Class A	80,713
167		Tecnoglass, Inc.	14,300
559		Teleperformance S.A.	56,550
58		Thales S.A.	17,773
1,124		Thomson Reuters Corp.	223,318
585		Trane Technologies PLC	251,708
697		Trinity Industries, Inc.	17,941
8,509	[1]	Uber Technologies, Inc.	716,117
2,460		Union Pacific Corp.	545,284
457		Veralto Corp.	46,171
1,863		Verisk Analytics, Inc.	585,243
1,000		Voltronic Power Technology Corp.	44,636
2,886		Wabtec Corp.	583,896
9,000		Wan Hai Lines Ltd.	32,112
1,040		Wartsila OYJ, Class B	20,859
58		Weg S.A.	429
832		Wolters Kluwer NV	147,686
25,000		Yang Ming Marine Transport Corp.	65,938
		TOTAL	19,852,658
		Information Technology—14.3%
5,000		Accton Technology Corp.	122,398
152	[1]	ACI Worldwide, Inc.	7,032
729	[1]	ACM Research, Inc.	16,439
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,355	[1]	Advanced Micro Devices, Inc.	$ 150,039
3,300		Advantest Corp.	169,120
300	[1]	Alkami Technology, Inc.	8,592
26,929		Apple, Inc.	5,408,690
4,662		Applied Materials, Inc.	730,768
857		Arabian Internet & Communications Services Co.	59,753
943		ASML Holding N.V.	700,728
2,380	[1]	Atlassian Corp. PLC	494,159
2,131	[1]	Autodesk, Inc.	631,032
109		Badger Meter, Inc.	27,056
130		Bel Fuse, Inc.	9,594
173		Belden, Inc.	18,373
6,455		Broadcom, Inc.	1,562,562
66	[1]	Cambricon Technologies Corp. Ltd.	5,539
392		Capgemini SE	65,138
2,558		CDW Corp.	461,361
6,572		Cisco Systems, Inc.	414,299
298		Clear Secure, Inc.	7,375
626	[1]	Cohu, Inc.	10,686
152	[1]	Commvault Systems, Inc.	27,839
62,000		Compal Electronics, Inc.	59,042
29		Constellation Software, Inc.	105,146
1,365		Dassault Systemes SE	51,172
354	[1]	Diodes, Inc.	15,718
7,762	[1]	Dynatrace Holdings LLC	419,226
102		Elm Co.	27,693
1,171	[1]	EverCommerce, Inc.	11,722
74	[1]	Fabrinet	17,232
95	[1]	Fair Isaac & Co., Inc.	163,997
1,916	[1]	Fortinet, Inc.	195,010
1,338	[1]	Freshworks, Inc.	20,431
9,100		Fujitsu Ltd.	207,870
1,000		Global Unichip Corp.	38,307
6,069		HCL Technologies Ltd.	115,746
8,000		Hon Hai Precision Industry Co. Ltd.	40,997
488	[1]	HubSpot, Inc.	287,871
1,132	[1,2]	Hygon Information Technology Co. Ltd.	21,198
2,407		IBM Corp.	623,557
397		I-Flex Solutions Ltd.	39,177
2,517		Infineon Technologies AG	97,993
4,365		Infosys Ltd.	79,701
346	[1]	Intapp, Inc.	19,072
71		InterDigital, Inc.	15,425
1,264		Intuit, Inc.	952,386
182	[1]	Itron, Inc.	21,039
33,000		Kingdee International Software Group Co. Ltd.	51,344
923		KLA Corp.	698,600
425		Kulicke & Soffa Industries, Inc.	13,664
9,013		Lam Research Corp.	728,160
132	[1]	Life360, Inc.	8,389
357	[1]	LiveRamp Holdings, Inc.	11,631
697		Logitech International S.A.	58,018
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,000		MediaTek, Inc.	$ 207,303
12,376		Microsoft Corp.	5,697,415
1,521	[1]	MicroStrategy, Inc., Class A	561,340
1,384		Motorola Solutions, Inc.	574,886
16,300		Murata Manufacturing Co. Ltd.	234,543
11,010		Nokia Oyj	57,383
6,000		Novatek Microelectronics Corp. Ltd.	102,328
42,609		NVIDIA Corp.	5,757,754
2,116	[1]	Okta, Inc.	218,308
1		Open Text, Inc.	28
98	[1]	OSI Systems, Inc.	21,473
1,126	[1]	Pagerduty, Inc.	16,057
6,764	[1]	Palantir Technologies, Inc.	891,360
693	[1]	Photronics, Inc.	11,580
5,273		Qualcomm, Inc.	765,640
174	[1]	Qualys, Inc.	24,108
4,000		Realtek Semiconductor Corp.	71,563
1,000		Rockchip Electronics Co. Ltd.	19,971
4,934		Sage Group PLC/The	81,063
10,666		Samsung Electronics Co. Ltd.	434,636
274	[1]	Sanmina Corp.	23,205
2,305		SAP SE	696,320
194	[1]	ServiceNow, Inc.	196,151
4,199	[1]	Shopify, Inc.	448,677
1,561		SK Hynix, Inc.	231,532
147	[1]	SPS Commerce, Inc.	20,692
26	[1]	Synaptics, Inc.	1,528
52,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,657,391
3,703		Tata Consultancy Services Ltd.	149,773
1		Telefonaktiebolaget LM Ericsson	9
550	[1]	Tenable Holdings, Inc.	17,721
6,500		TIS, Inc.	213,713
1,900		Tokyo Electron Ltd.	299,569
685		Ubiquiti Networks, Inc.	270,774
2,331	[1]	Workday, Inc.	577,412
698	[1]	Xero Ltd.	82,887
45,200	[1]	Xiaomi Corp.	291,877
6,613	[1]	Zoom Communications, Inc.	537,306
2,272	[1]	Zscaler, Inc.	626,390
		TOTAL	38,416,772
		Materials—1.9%
969		Agnico Eagle Mines Ltd.	114,224
195		Air Liquide S.A.	40,404
648		Akzo Nobel NV	44,139
44,236	[1,2]	Alrosa PJSC	0
40,000	[1]	Aluminum Corp. of China Ltd.	23,128
7,544		ArcelorMittal S.A.	230,962
64		Balchem Corp.	10,669
9,925		BHP Group Ltd.	243,362
31		Cabot Corp.	2,315
100		Carpenter Technology Corp.	23,500
19,377		China Hongqiao Group Ltd.	34,392
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
37,000		CMOC Group Ltd., Class A	$ 37,048
36,000		CMOC Group Ltd., Class H	28,614
6,198		CRH PLC	565,010
542		Crown Holdings, Inc.	53,387
23	[1]	DSM-Firmenich AG	2,572
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
11		Givaudan S.A.	55,328
55,266		Glencore PLC	212,366
2,448		Gold Fields Ltd.	55,412
6		Greif, Inc.	362
3,373		Hecla Mining Co.	17,337
1,205		Heidelberg Materials AG	236,139
2,506		Holcim AG	278,623
523	[1]	Ingevity Corp.	21,637
13,257		Kinross Gold Corp.	195,713
46		Linde PLC	21,509
9,600		Nitto Denko Corp.	174,686
2,907		Norsk Hydro ASA	15,916
6,142		Northern Star Resources Ltd.	83,002
4,028	[1]	NovaGold Resources, Inc.	14,420
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	0
3,943		Nucor Corp.	431,206
2,723		Packaging Corp. of America	526,002
8,797		Pan American Silver Corp.	214,548
619	[1]	Perimeter Solutions, Inc.	7,471
36,200	[2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
219		Posco	39,867
1,825	[1]	PureCycle Technologies, Inc.	17,356
431	[1]	Queen’s Road Capital Investment Ltd.	2,041
575	[1,2]	Resolute Forest Products, Inc., Rights	817
2,049		Rio Tinto PLC	122,012
66,277	[1,2]	Rusal	0
322		Saudi Aramco Base Oil Co.	8,536
3,401	[2]	Severstal PJSC	0
4,400		Shin-Etsu Chemical Co. Ltd.	140,351
4	[2]	Solidcore Resources PLC	0
54,306		South32 Ltd.	106,951
976	[1]	SSR Mining, Inc.	11,546
3,926		Steel Dynamics, Inc.	483,173
1,203		Stora Enso Oyj, Class R	12,188
152		Syensqo S.A.	11,659
1		Teck Resources Ltd., Class B	37
1,103		UPM - Kymmene Oyj	30,585
385		Worthington Steel, Inc.	9,587
342		Yara International ASA	12,261
2,000		Zijin Mining Group Co. Ltd.	4,455
		TOTAL	5,028,825
		Real Estate—1.2%
926		Acadia Realty Trust	17,835
638		Alexander and Baldwin, Inc.	11,426
157		American Assets Trust, Inc.	3,131
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
689		American Healthcare REIT, Inc.	$ 24,074
2,525		Avalonbay Communities, Inc.	522,094
161		CBL & Associates Properties, Inc.	4,059
4,454	[1]	CBRE Group, Inc.	556,839
17,400		China Resources Mixc Lifestyle Services Ltd.	82,840
2,522	[1]	Compass, Inc.	14,905
127	[1]	Curbline Properties Corp.	2,882
11,170		DLF Ltd.	104,037
698		Essential Properties Realty Trust, Inc.	22,685
65,704		Fibra Uno Administracion S.A.	91,869
917	[1]	Klepierre S.A.	35,922
7,102		Land Securities Group PLC	60,754
12,100		Mitsubishi Estate Co. Ltd.	220,642
1,229		Outfront Media, Inc.	20,303
3,383	[1]	Real Brokerage, Inc./The	13,938
935		Sabra Health Care REIT, Inc.	16,344
31,009		Scentre Group	73,343
3,618		Simon Property Group, Inc.	589,987
262		SITE Centers Corp.	3,123
15,277		Stockland Trust Group	53,758
15		Swiss Prime Site AG	2,132
627		Tanger, Inc.	18,685
16,784		VICI Properties, Inc.	532,221
1,306		Vonovia SE	42,760
1,112		Washington Real Estate Investment Trust	17,859
3,207		WP Carey, Inc.	201,271
		TOTAL	3,361,718
		Utilities—1.8%
3,202		AES Corp.	32,308
307		Allete, Inc.	19,967
387		Avista Corp.	14,903
64		Black Hills Corp.	3,742
4,122		Brookfield Renewable Corp.	121,346
106,379		Centrica PLC	227,478
56		CEZ A.S.	3,082
13,500		China Yangtze Power Co. Ltd.	56,651
19,500		CLP Holdings Ltd.	165,328
4,333		Consolidated Edison Co.	452,755
466		Constellation Energy Corp.	142,666
1,643		Contact Energy Ltd.	8,985
1,466		Dominion Energy, Inc.	83,078
811		Duke Energy Corp.	95,471
6,369		E.ON SE	111,634
9,579		Edison International	533,071
652		EDP Renovaveis S.A.	6,553
6,487		EDP, S.A.	25,986
38,757		Enel SpA	356,020
6,767		Engie S.A.	146,374
11,981		Exelon Corp.	525,007
927		Fortum Oyj	16,005
8,000		Guangdong Invest	6,495
22,601		Iberdrola, S.A.	413,432
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
1,181,504	[2]	Inter RAO UES PJSC	$ 0
74		Korea Electric Power Corp.	1,629
36,000	[1]	Kunlun Energy Co. Ltd.	35,890
2,682		Meridian Energy Ltd.	8,800
966		National Grid-SP PLC	13,670
429		New Jersey Resources Corp.	19,687
5,598		NRG Energy, Inc.	872,728
6,458		Origin Energy Ltd.	45,029
3,600		Osaka Gas Co. Ltd.	91,528
241		Otter Tail Corp.	18,600
681		Public Power Corp. S.A.	10,408
281		Southwest Gas Holdings, Inc.	20,184
400		Tokyo Gas Co. Ltd.	13,467
141		Verbund AG	11,009
812		Vistra Corp.	130,383
		TOTAL	4,861,349
		TOTAL COMMON STOCKS (IDENTIFIED COST $123,624,687)	167,615,023
		FOREIGN GOVERNMENTS/AGENCIES—7.6%
		Sovereign—7.6%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	222,657
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	245,572
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	204,242
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	611,240
CAD 550,000		Canada, Government of, 5.750%, 6/1/2033	474,234
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	547,348
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	142,439
EUR 100,000		France, Government of, 5.750%, 10/25/2032	135,611
150,000		France, Government of, Bond, 4.500%, 4/25/2041	189,388
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	761,629
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	334,418
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	416,425
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	276,327
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	126,125
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	341,199
840,000		Germany, Government of, 0.250%, 2/15/2027	930,077
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	606,938
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	526,373
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	512,340
350,000		Italy Buoni Poliennali del Tesoro, Sr. Unsecd. Note, 5.000%, 8/1/2039	450,343
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	503,127
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	735,574
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	934,212
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	208,730
JPY 80,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	268,690
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	559,277
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	435,392
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	638,922
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	269,731
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	505,516
175,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,189,908
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	407,939
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,125
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	$ 758,955
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	420,261
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	64,957
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	99,581
550,000		Spain, Government of, 4.200%, 1/31/2037	679,697
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	676,372
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	709,939
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	99,515
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	646,899
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	348,851
330,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	413,030
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	412,289
325,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	436,549
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,847,608)	20,509,963
		CORPORATE BONDS—5.0%
		Capital Goods - Aerospace & Defense—0.2%
$ 300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	259,272
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,553
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.322% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,071
		TOTAL	429,896
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	119,024
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	89,907
		TOTAL	208,931
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	267,129
		Capital Goods - Diversified Manufacturing—0.1%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	70,402
200,000		Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	200,887
		TOTAL	271,289
		Capital Goods - Environmental—0.0%
105,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	105,927
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	30,146
		Communications - Media & Entertainment—0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,972
70,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	54,530
150,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	143,643
		TOTAL	218,145
		Communications - Telecom Wireless—0.1%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	332,143
		Communications - Telecom Wirelines—0.1%
150,000		AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	150,410
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	240,862
		TOTAL	391,272
		Consumer Cyclical - Automotive—0.3%
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	195,989
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	68,884
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	202,646
145,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	146,660
125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	125,345
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	$ 194,484
		TOTAL	934,008
		Consumer Cyclical - Retailers—0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	555,633
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	220,934
		TOTAL	776,567
		Consumer Cyclical - Services—0.1%
200,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	203,546
		Consumer Non-Cyclical - Health Care—0.1%
21,716		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	21,659
105,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	110,881
250,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	252,318
20,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	18,878
		TOTAL	403,736
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	89,422
400,000		Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	376,174
		TOTAL	465,596
		Consumer Non-Cyclical - Tobacco—0.5%
EUR 520,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	594,340
$ 450,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	471,356
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	188,643
		TOTAL	1,254,339
		Energy - Independent—0.0%
85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	83,223
		Energy - Integrated—0.0%
35,000		Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	37,263
		Energy - Midstream—0.2%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	115,434
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,418
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	64,019
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	239,023
		TOTAL	497,894
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	90,439
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	101,194
250,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,350
175,000		FNB Corp. (PA), 5.722%, 12/11/2030	173,187
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	104,976
60,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	58,452
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	58,971
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	205,831
4,836	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	1,016
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	86,953
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	96,276
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	258,222
300,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	255,689
		TOTAL	1,739,556
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,273
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,516
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.1%
$ 160,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	$ 160,482
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,127
	TOTAL	173,609
	Financial Institution - Insurance - P&C—0.0%
75,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	55,858
	Financial Institution - REIT - Apartment—0.1%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	64,167
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	137,252
	TOTAL	201,419
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	49,196
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	51,042
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	95,013
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	210,837
	Technology—0.6%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	32,573
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	242,310
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	76,351
229,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	231,162
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	234,688
40,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	40,804
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	533,999
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	129,164
	TOTAL	1,521,051
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	184,011
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	149,382
	TOTAL	333,393
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	93,794
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	177,338
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	273,156
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	153,467
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	296,912
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	138,631
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	150,091
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	143,219
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	100,183
	TOTAL	1,526,791
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	150,234
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	108,055
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,199,213)	13,492,893
	U.S. TREASURIES—3.1%
	Treasury Inflation-Indexed Note—0.2%
509,656	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2027	498,460
152,441	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	153,842
	TOTAL	652,302
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—0.7%
$ 350,000	United States Treasury Bond, 1.875%, 11/15/2051	$ 189,601
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,235
25,000	United States Treasury Bond, 3.250%, 5/15/2042	20,272
125,000	United States Treasury Bond, 4.250%, 2/15/2054	111,522
150,000	United States Treasury Bond, 4.250%, 8/15/2054	134,008
515,000	United States Treasury Bond, 4.500%, 11/15/2054	480,325
885,000	United States Treasury Bond, 4.625%, 2/15/2055	844,184
	TOTAL	1,782,147
	U.S. Treasury Note—2.2%
290,000	United States Treasury Note, 3.500%, 9/15/2025	289,232
100,000	United States Treasury Note, 3.500%, 9/30/2026	99,318
800,000	United States Treasury Note, 3.750%, 4/30/2027	797,588
375,000	United States Treasury Note, 4.000%, 2/28/2030	375,813
500,000	United States Treasury Note, 4.000%, 3/31/2030	500,896
500,000	United States Treasury Note, 4.125%, 2/28/2027	501,424
50,000	United States Treasury Note, 4.125%, 10/31/2031	49,987
300,000	United States Treasury Note, 4.125%, 2/29/2032	299,530
200,000	United States Treasury Note, 4.125%, 3/31/2032	199,568
1,020,000	United States Treasury Note, 4.250%, 11/15/2034	1,009,802
175,000	United States Treasury Note, 4.375%, 5/15/2034	175,439
1,460,000	United States Treasury Note, 4.625%, 2/15/2035	1,486,946
	TOTAL	5,785,543
	TOTAL U.S. TREASURIES (IDENTIFIED COST $8,419,154)	8,219,992
	ASSET-BACKED SECURITIES—1.3%
	Auto Receivables—0.7%
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,016
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	205,559
200,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	200,152
150,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	151,184
100,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	100,850
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,325
125,000	PFS Financing Corp. 2025-D, Class A, 4.521%, 5/15/2030	125,257
36,580	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	36,752
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,692
146,537	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	146,761
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	178,887
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	200,485
	TOTAL	2,049,920
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	474,711
	Equipment Lease—0.2%
170,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	172,653
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	177,126
160,000	Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	159,699
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	203,143
	TOTAL	712,621
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	202,502
	Student Loans—0.1%
46,857	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	42,531
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 174,228		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	$ 156,200
		TOTAL	198,731
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,658,390)	3,638,485
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
		Federal Home Loan Mortgage Corporation—0.6%
208,857	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.471% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	208,560
233,870	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.521% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	233,227
234,455	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.321% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	231,056
240,744	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.471% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	239,278
478,204	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.371% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	476,754
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	252,667
		TOTAL	1,641,542
		Federal National Mortgage Association—0.2%
224,455	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.521% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	223,896
239,778	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.421% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	239,048
		TOTAL	462,944
		Non-Agency Mortgage—0.1%
300,697		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	260,431
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,378,123)	2,364,917
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.4%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	129,674
200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	194,368
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	156,973
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	199,343
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.921% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,000
150,000	[3]	ORL Trust 2024-GLKS, Class A, 5.821% (CME Term SOFR 1 Month +1.492%), 12/15/2039	149,437
		TOTAL	979,795
		Federal Home Loan Mortgage Corporation—0.3%
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	487,963
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	204,414
		TOTAL	692,377
		Financial Institution - REIT - Other—0.0%
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	152,654
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,858,498)	1,824,826
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
211		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	220
240		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	250
238		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	244
32		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	33
462		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	479
661		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	688
		TOTAL	1,914
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—0.0%
$ 230		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	$ 237
1,138		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,153
999		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,038
42		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	43
275		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	281
1,645		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,701
643		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	665
352		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	360
1,374		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,381
		TOTAL	6,859
		Government National Mortgage Association—0.0%
1,306		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,344
919		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	949
2,437		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,508
3,527		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,638
238		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	242
80		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	82
30		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	31
639		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	649
407		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	416
28		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	28
91		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	91
		TOTAL	9,978
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,395)	18,751
		INVESTMENT COMPANIES—17.4%
159,877		Bank Loan Core Fund	1,373,344
2,761,155		Emerging Markets Core Fund	23,911,599
5,276,249		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[4]	5,276,249
319,057	[5]	High Yield Bond Core Fund	1,796,293
1,326,442		Mortgage Core Fund	10,890,088
419,679		Project and Trade Finance Core Fund	3,726,747
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,587,669)	46,974,320
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $221,591,737)[6]	264,659,170
		OTHER ASSETS AND LIABILITIES - NET—1.7%[7]	4,582,501
		NET ASSETS—100%	$269,241,671
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
EURO-SCHATZ Long Futures	2	$243,770	June 2025	$678
JPN 10-Year Bond Long Futures	3	$2,899,823	June 2025	$3,028
United States Treasury Notes 2-Year Long Futures	35	$7,260,312	September 2025	$3,260
United States Treasury Notes 5-Year Long Futures	59	$6,383,063	September 2025	$18,240
United States Treasury Notes 10-Year Long Futures	1	$110,750	September 2025	$217
United States Treasury Notes 10-Year Ultra Long Futures	7	$787,828	September 2025	$5,717
United States Treasury Ultra Bond Long Futures	2	$232,125	September 2025	$1,839
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$32,979
Semi-Annual Financial Statements and Additional Information

At May 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/11/2025	Barclays Bank PLC	525,862	AUD	$317,345	$21,816
7/11/2025	JPMorgan Chase Bank, N.A.	700,000	AUD	$451,453	$20
7/11/2025	JPMorgan Chase Bank, N.A.	400,000	EUR	$450,717	$4,582
7/11/2025	Bank Of America, N.A.	800,000	EUR	3,435,822 PLN	$14,720
7/11/2025	Citibank N.A.	150,000	EUR	$167,333	$3,405
7/11/2025	Citibank N.A.	350,000	EUR	$389,992	$8,396
7/11/2025	Wells Fargo Bank N.A	400,000	EUR	$444,100	$11,199
7/11/2025	Bank Of America, N.A.	403,770,889	JPY	$2,815,268	$2,820
7/11/2025	State Street Bank & Trust Co.	64,363,996	JPY	400,000 EUR	$(277)
7/11/2025	Morgan Stanley Capital	98,829,654	JPY	$700,000	$(10,226)
7/11/2025	Morgan Stanley Capital	63,516,299	JPY	$450,000	$(6,693)
7/11/2025	Bank Of America, N.A.	31,398,624	JPY	$220,000	$(856)
7/11/2025	Morgan Stanley Capital	18,453,050	JPY	$130,000	$(1,208)
7/11/2025	Bank Of America, N.A.	29,380,934	JPY	$200,000	$5,062
7/11/2025	Bank Of America, N.A.	9,477,720	MXN	$450,000	$36,330
7/11/2025	Morgan Stanley Capital	2,402,358	NOK	850,000 PLN	$9,805
7/11/2025	UBS	1,724,176	PLN	400,000 EUR	$1,532
7/11/2025	BNP Paribas SA	1,720,907	PLN	400,000 EUR	$1,681
7/11/2025	Barclays Bank PLC	3,423,323	PLN	$900,000	$13,778
7/11/2025	Morgan Stanley Capital	850,000	PLN	2,352,105 NOK	$2,318
7/16/2025	BNP Paribas SA	900,000	TRY	$21,842	$75
8/7/2025	Citibank N.A.	31,263	AUD	15,000 GBP	$216
8/7/2025	Morgan Stanley Capital	35,000	AUD	18,333 CHF	$242
8/7/2025	Citibank N.A.	18,470	CHF	35,000 AUD	$166
8/7/2025	State Street Bank & Trust Co.	80,000	EUR	$91,055	$169
8/7/2025	JPMorgan Chase Bank, N.A.	20,000	EUR	$22,726	$80
8/7/2025	Citibank N.A.	15,000	GBP	30,802 AUD	$275
8/7/2025	State Street Bank & Trust Co.	3,250,000	JPY	$22,582	$170
8/7/2025	Credit Agricole CIB	6,500,000	JPY	$44,342	$1,163
8/20/2025	Standard Chartered Bank	1,000,000	EGP	$19,168	$231
8/25/2025	Morgan Stanley Capital	67,294	CNY	$9,422	$(12)
8/25/2025	Goldman Sachs Bank	152,522,200	IDR	$9,310	$21
8/25/2025	State Street Bank & Trust Co.	803,287	INR	$9,292	$56
8/25/2025	State Street Bank & Trust Co.	12,910,215	KRW	$9,404	$6
8/25/2025	The Bank Of New York Mellon	12,064	SGD	$9,392	$11
Contracts Sold:
7/11/2025	Bank Of America, N.A.	525,862	AUD	$324,021	$(15,140)
7/11/2025	Credit Agricole CIB	700,000	AUD	$448,965	$(2,508)
7/11/2025	JPMorgan Chase Bank, N.A.	200,000	AUD	$123,674	$(5,318)
7/11/2025	JPMorgan Chase Bank, N.A.	600,000	EUR	$680,943	$(2,007)
7/11/2025	UBS	400,000	EUR	1,724,176 PLN	$3,398
7/11/2025	BNP Paribas SA	400,000	EUR	1,720,907 PLN	$2,376
7/11/2025	State Street Bank & Trust Co.	1,041,000	EUR	$1,156,357	$(28,560)
7/11/2025	State Street Bank & Trust Co.	400,000	EUR	64,363,996 JPY	$(5,799)
7/11/2025	Bank Of America, N.A.	800,000	EUR	$902,814	$(7,785)
7/11/2025	JPMorgan Chase Bank, N.A.	63,762,381	JPY	$450,000	$4,975
7/11/2025	Bank Of America, N.A.	182,592,241	JPY	$1,300,000	$25,611
7/11/2025	Morgan Stanley Capital	6,938,607	MXN	$337,500	$(18,541)
7/11/2025	Morgan Stanley Capital	14,813,753	MXN	$700,000	$(60,139)
7/11/2025	Bank Of America, N.A.	2,313,052	MXN	$112,500	$(6,190)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/11/2025	Morgan Stanley Capital	2,352,105	NOK	850,000 PLN	$(5,851)
7/11/2025	Morgan Stanley Capital	850,000	PLN	2,402,358 NOK	$(1,349)
7/11/2025	HSBC Bank USA	97,369	PLN	$25,000	$(990)
7/11/2025	State Street Bank & Trust Co.	3,507,485	PLN	$900,000	$(36,244)
7/11/2025	Bank Of America, N.A.	3,435,822	PLN	800,000 EUR	$(21,235)
8/7/2025	Citibank N.A.	35,000	AUD	18,470 CHF	$(124)
8/7/2025	Citibank N.A.	30,802	AUD	15,000 GBP	$66
8/7/2025	Morgan Stanley Capital	18,333	CHF	35,000 AUD	$(115)
8/7/2025	Citibank N.A.	15,000	GBP	31,263 AUD	$(259)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(60,655)
At May 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2025	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Morgan Stanley	CDX Index EM Series 43	Pay	1.000%	06/20/2030	1.71%	$750,000	$24,076	$24,044	$32
At May 31, 2025, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley Capital	EUR CALL/USD PUT	(80,000)	$80,000	December 2025	$1.19	$(911)
(Premium Received $1,450)						$(911)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts, Swaps Contract and Written Options is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2025	Shares Held as of 5/31/2025	Dividend Income
Bank Loan Core Fund	$1,527,575	$1,347,304	$(1,473,000)	$(1,556)	$(26,979)	$1,373,344	159,877	$47,304
Emerging Markets Core Fund	$26,250,223	$2,830,842	$(4,650,000)	$(625,758)	$106,292	$23,911,599	2,761,155	$1,030,841
Federated Hermes Government Obligations Fund, Premier Shares	$3,975,131	$36,315,814	$(35,014,696)	$—	$—	$5,276,249	5,276,249	$191,191
High Yield Bond Core Fund	$1,810,405	$764,205	$(785,300)	$(80,920)	$87,903	$1,796,293	319,057	$54,205
Mortgage Core Fund	$13,674,010	$300,647	$(2,853,000)	$(124,440)	$(107,129)	$10,890,088	1,326,442	$300,647
Project and Trade Finance Core Fund	$3,112,242	$626,523	$—	$(12,018)	$—	$3,726,747	419,679	$126,524
TOTAL OF AFFILIATED TRANSACTIONS	$50,349,586	$42,185,335	$(44,775,996)	$(844,692)	$60,087	$46,974,320	10,262,459	$1,750,712

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment-grade bonds.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$103,729,457	$1,257,055	$1,421	$104,987,933
International	9,722,892	52,883,000	21,198	62,627,090
Debt Securities:
Foreign Governments/Agencies	—	20,509,963	—	20,509,963
Corporate Bonds	—	13,491,877	1,016	13,492,893
U.S. Treasuries	—	8,219,992	—	8,219,992
Asset-Backed Securities	—	3,638,485	—	3,638,485
Collateralized Mortgage Obligations	—	2,364,917	—	2,364,917
Commercial Mortgage-Backed Securities	—	1,824,826	—	1,824,826
Mortgage-Backed Securities	—	18,751	—	18,751
Investment Companies	43,247,573	—	—	43,247,573
Other Investments[1]	—	—	—	3,726,747
TOTAL SECURITIES	$156,699,922	$104,208,866	$23,635	$264,659,170
Other Financial Instruments:
Assets
Swap Contracts	$—	$24,076	$—	$24,076
Futures Contracts	32,979	—	—	32,979
Foreign Exchange Contracts	—	176,771	—	176,771
Liabilities
Foreign Exchange Contracts	—	(237,426)	—	(237,426)
Written Options Contracts	—	(911)	—	(911)
TOTAL OTHER FINANCIAL INSTRUMENTS	$32,979	$(37,490)	$—	$(4,511)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,726,747 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.87	$18.08	$17.75	$23.08	$21.46	$19.83
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.36	0.38	0.31	0.28	0.25
Net realized and unrealized gain (loss)	0.05	2.79	0.25	(2.45)	1.87	1.82
Total From Investment Operations	0.26	3.15	0.63	(2.14)	2.15	2.07
Less Distributions:
Distributions from net investment income	(0.25)	(0.36)	(0.30)	(0.30)	(0.29)	(0.27)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.25)	(0.36)	(0.30)	(3.19)	(0.53)	(0.44)
Net Asset Value, End of Period	$20.88	$20.87	$18.08	$17.75	$23.08	$21.46
Total Return[2]	1.27%	17.60%	3.61%	(11.01)%	10.09%	10.70%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	2.11%[4]	1.85%	2.14%	1.66%	1.24%	1.28%
Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.29%	0.23%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,770	$144,738	$135,780	$143,502	$183,613	$176,368
Portfolio turnover[6]	51%	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.10	$17.43	$17.12	$22.35	$20.80	$19.22
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.20	0.23	0.16	0.10	0.09
Net realized and unrealized gain (loss)	0.04	2.69	0.24	(2.35)	1.80	1.78
Total From Investment Operations	0.17	2.89	0.47	(2.19)	1.90	1.87
Less Distributions:
Distributions from net investment income	(0.17)	(0.22)	(0.16)	(0.15)	(0.11)	(0.12)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.17)	(0.22)	(0.16)	(3.04)	(0.35)	(0.29)
Net Asset Value, End of Period	$20.10	$20.10	$17.43	$17.12	$22.35	$20.80
Total Return[2]	0.86%	16.66%	2.81%	(11.66)%	9.20%	9.87%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment income	1.32%[4]	1.07%	1.35%	0.87%	0.45%	0.50%
Expense waiver/reimbursement[5]	0.26%[4]	0.26%	0.27%	0.19%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,025	$34,702	$33,078	$38,482	$52,288	$58,092
Portfolio turnover[6]	51%	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.67	$17.92	$17.59	$22.89	$21.30	$19.67
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.28	0.30	0.23	0.18	0.17
Net realized and unrealized gain (loss)	0.04	2.75	0.25	(2.42)	1.84	1.82
Total From Investment Operations	0.21	3.03	0.55	(2.19)	2.02	1.99
Less Distributions:
Distributions from net investment income	(0.20)	(0.28)	(0.22)	(0.22)	(0.19)	(0.19)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.20)	(0.28)	(0.22)	(3.11)	(0.43)	(0.36)
Net Asset Value, End of Period	$20.68	$20.67	$17.92	$17.59	$22.89	$21.30
Total Return[2]	1.06%	17.06%	3.20%	(11.37)%	9.55%	10.31%
Ratios to Average Net Assets:
Net expenses[3]	1.57%[4]	1.57%	1.57%	1.57%	1.57%	1.57%
Net investment income	1.68%[4]	1.42%	1.71%	1.24%	0.81%	0.85%
Expense waiver/reimbursement[5]	0.28%[4]	0.27%	0.27%	0.24%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,864	$42,005	$38,237	$36,898	$45,723	$43,197
Portfolio turnover[6]	51%	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.03	$18.22	$17.89	$23.23	$21.60	$19.95
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.42	0.43	0.37	0.35	0.31
Net realized and unrealized gain (loss)	0.04	2.81	0.25	(2.46)	1.87	1.84
Total From Investment Operations	0.29	3.23	0.68	(2.09)	2.22	2.15
Less Distributions:
Distributions from net investment income	(0.28)	(0.42)	(0.35)	(0.36)	(0.35)	(0.33)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.28)	(0.42)	(0.35)	(3.25)	(0.59)	(0.50)
Net Asset Value, End of Period	$21.04	$21.03	$18.22	$17.89	$23.23	$21.60
Total Return[2]	1.41%	17.91%	3.90%	(10.72)%	10.39%	11.06%
Ratios to Average Net Assets:
Net expenses[3]	0.85%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.40%[4]	2.14%	2.42%	1.93%	1.52%	1.58%
Expense waiver/reimbursement[5]	0.32%[4]	0.31%	0.31%	0.26%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,343	$58,183	$62,136	$87,202	$130,562	$100,317
Portfolio turnover[6]	51%	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.88	$18.09	$17.76	$23.08	$21.47	$19.84
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.42	0.43	0.37	0.35	0.31
Net realized and unrealized gain (loss)	0.04	2.79	0.25	(2.44)	1.86	1.82
Total From Investment Operations	0.29	3.21	0.68	(2.07)	2.21	2.13
Less Distributions:
Distributions from net investment income	(0.28)	(0.42)	(0.35)	(0.36)	(0.36)	(0.33)
Distributions from net realized gain	—	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.28)	(0.42)	(0.35)	(3.25)	(0.60)	(0.50)
Net Asset Value, End of Period	$20.89	$20.88	$18.09	$17.76	$23.08	$21.47
Total Return[2]	1.42%	17.95%	3.92%	(10.67)%	10.41%	11.04%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	2.45%[4]	2.18%	2.45%	2.03%	1.54%	1.58%
Expense waiver/reimbursement[5]	0.27%[4]	0.26%	0.27%	0.21%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,240	$2,999	$6,236	$6,399	$4,866	$7,056
Portfolio turnover[6]	51%	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $46,974,320 of investments in affiliated holdings* (identified cost $221,591,737, including $44,587,669 of identified cost in affiliated holdings)	$264,659,170
Cash denominated in foreign currencies (identified cost $1,333,438)	1,390,142
Due from broker (Note 2)	187,416
Income receivable	1,149,159
Income receivable from affiliated holdings	21,680
Swaps, at value (premium received $24,044)	24,076
Receivable for investments sold	2,699,843
Receivable for shares sold	54,730
Unrealized appreciation on foreign exchange contracts	176,771
Receivable for variation margin on futures contracts	11,290
Total Assets	270,374,277
Liabilities:
Payable for investments purchased	468,281
Payable for shares redeemed	71,925
Written options outstanding, at value (premium received $1,450)	911
Unrealized depreciation on foreign exchange contracts	237,426
Payable for periodic payments to swap contracts	1,510
Payable for investment adviser fee (Note 5)	6,205
Payable for administrative fee (Note 5)	1,142
Payable for custodian fees	89,949
Payable for auditing fees	35,264
Payable for portfolio accounting fees	51,099
Payable for share registration costs	8,754
Payable for transfer agent fees (Note 2)	36,842
Payable for distribution services fee (Note 5)	37,871
Payable for other service fees (Notes 2 and 5)	40,687
Accrued expenses (Note 5)	44,740
Total Liabilities	1,132,606
Net assets for 12,954,331 shares outstanding	$269,241,671
Net Assets Consist of:
Paid-in capital	$280,339,463
Total distributable earnings (loss)	(11,097,792)
Net Assets	$269,241,671
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($137,770,408 ÷ 6,598,427 shares outstanding), no par value, unlimited shares authorized	$20.88
Offering price per share (100/94.50 of $20.88)	$22.10
Redemption proceeds per share	$20.88
Class C Shares:
Net asset value per share ($33,024,958 ÷ 1,642,838 shares outstanding), no par value, unlimited shares authorized	$20.10
Offering price per share	$20.10
Redemption proceeds per share (99.00/100 of $20.10)	$19.90
Class R Shares:
Net asset value per share ($39,863,690 ÷ 1,927,680 shares outstanding), no par value, unlimited shares authorized	$20.68
Offering price per share	$20.68
Redemption proceeds per share	$20.68
Institutional Shares:
Net asset value per share ($54,343,042 ÷ 2,582,463 shares outstanding), no par value, unlimited shares authorized	$21.04
Offering price per share	$21.04
Redemption proceeds per share	$21.04
Class R6 Shares:
Net asset value per share ($4,239,573 ÷ 202,923 shares outstanding), no par value, unlimited shares authorized	$20.89
Offering price per share	$20.89
Redemption proceeds per share	$20.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Dividends (including $1,750,712 received from affiliated holdings* and net of foreign taxes withheld of $125,696)	$3,539,798
Interest	863,950
TOTAL INCOME	4,403,748
Expenses:
Investment adviser fee (Note 5)	946,045
Administrative fee (Note 5)	115,076
Custodian fees	109,343
Transfer agent fees (Note 2)	258,075
Directors’/Trustees’ fees (Note 5)	4,336
Auditing fees	20,264
Legal fees	6,830
Portfolio accounting fees	71,531
Distribution services fee (Note 5)	225,820
Other service fees (Notes 2 and 5)	212,918
Share registration costs	40,330
Printing and postage	27,319
Miscellaneous (Note 5)	31,791
TOTAL EXPENSES	2,069,678
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(354,601)
Reimbursement of other operating expenses (Notes 2 and 5)	(35,054)
TOTAL WAIVER AND REIMBURSEMENTS	(389,655)
Net expenses	1,680,023
Net investment income	2,723,725
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including foreign taxes withheld of $(6,671) and including net realized gain of $60,087 on sales of investments in affiliated holdings*)	2,375,632
Net realized gain on foreign currency transactions	10,414
Net realized loss on foreign exchange contracts	(37,272)
Net realized loss on futures contracts	(182,436)
Net realized loss on swap contracts	(239)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(844,692) on investments in affiliated holdings*)	(1,891,440)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	55,901
Net change in unrealized appreciation of foreign exchange contracts	(83,407)
Net change in unrealized appreciation of futures contracts	(80,554)
Net change in unrealized appreciation of written options	539
Net change in unrealized appreciation of swap contracts	32
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	167,170
Change in net assets resulting from operations	$2,890,895

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,723,725	$4,948,463
Net realized gain (loss)	2,166,099	14,260,039
Net change in unrealized appreciation/depreciation	(1,998,929)	26,057,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,890,895	45,266,341
Distributions to Shareholders:
Class A Shares	(1,675,665)	(2,642,013)
Class C Shares	(287,189)	(397,783)
Class R Shares	(409,444)	(595,920)
Institutional Shares	(752,398)	(1,288,288)
Class R6 Shares	(44,516)	(125,513)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,169,212)	(5,049,517)
Share Transactions:
Proceeds from sale of shares	13,581,897	25,482,172
Net asset value of shares issued to shareholders in payment of distributions declared	3,073,734	4,885,081
Cost of shares redeemed	(29,762,159)	(63,424,451)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,106,528)	(33,057,198)
Change in net assets	(13,384,845)	7,159,626
Net Assets:
Beginning of period	282,626,516	275,466,890
End of period	$269,241,671	$282,626,516
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $389,655 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$113,886	$(15,647)
Class C Shares	29,914	(2)
Class R Shares	68,090	(2,737)
Institutional Shares	44,738	(16,668)
Class R6 Shares	1,447	—
TOTAL	$258,075	$(35,054)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$171,514
Class C Shares	41,404
TOTAL	$212,918
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Financial Statements and Additional Information

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $107,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,104,287 and $283,446, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $239,494 and $216,946, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to
Semi-Annual Financial Statements and Additional Information

determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
At May 31, 2025, the Fund had no outstanding purchased options.
The average market value of written put and call options held by the Fund throughout the period was $0 and $293, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of purchased put and call options held by the Fund throughout the period was $8 and $891, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$32,979*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	176,771	Unrealized depreciation on foreign exchange contracts	237,426
Foreign exchange contracts		—	Written options outstanding, at value	911
Credit contracts	Swaps, at value	24,076		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$233,826		$238,337

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$(110,989)	$—	$—	$(110,989)
Equity contracts	—	(71,447)	—	—	(71,447)
Foreign exchange contracts	—	—	(37,272)	15	(37,257)
Credit contracts	(239)	—	—	—	(239)
TOTAL	$(239)	$(182,436)	$(37,272)	$15	$(219,932)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(80,554)	$—	$—	$—	$(80,554)
Foreign exchange contracts	—	—	(83,407)	(29)	539	(82,897)
Credit contracts	32	—	—	—	—	32
TOTAL	$32	$(80,554)	$(83,407)	$(29)	$539	$(163,419)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2025, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$176,771	$(72,843)	$—	$103,928
Swap Contracts	24,076	—	—	24,076
TOTAL	$200,847	$(72,843)	$—	$128,004

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$237,426	$(72,843)	$—	$164,583
Written Options Contracts	911	—	—	911
TOTAL	$238,337	$(72,843)	$—	$165,494
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	139,130	$2,821,331	437,216	$8,495,324
Shares issued to shareholders in payment of distributions declared	78,819	1,591,644	128,253	2,499,032
Shares redeemed	(554,377)	(11,234,676)	(1,139,552)	(22,314,082)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(336,428)	$(6,821,701)	(574,083)	$(11,319,726)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	130,312	$2,555,527	245,873	$4,635,188
Shares issued to shareholders in payment of distributions declared	14,753	287,142	21,194	397,354
Shares redeemed	(228,490)	(4,488,304)	(438,510)	(8,282,181)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(83,425)	$(1,645,635)	(171,443)	$(3,249,639)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	207,871	$4,195,034	374,119	$7,249,529
Shares issued to shareholders in payment of distributions declared	20,329	406,831	30,854	595,261
Shares redeemed	(332,412)	(6,693,510)	(507,067)	(9,812,205)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(104,212)	$(2,091,645)	(102,094)	$(1,967,415)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	130,536	$2,666,469	190,290	$3,749,326
Shares issued to shareholders in payment of distributions declared	36,774	747,785	64,952	1,273,286
Shares redeemed	(351,032)	(7,177,411)	(899,285)	(17,580,015)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(183,722)	$(3,763,157)	(644,043)	$(12,557,403)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	65,574	$1,343,536	68,931	$1,352,805
Shares issued to shareholders in payment of distributions declared	1,997	40,332	6,205	120,148
Shares redeemed	(8,283)	(168,258)	(276,239)	(5,435,968)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	59,288	$1,215,610	(201,103)	$(3,963,015)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(648,499)	$(13,106,528)	(1,692,766)	$(33,057,198)
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $221,591,737. The net unrealized appreciation of investments for federal tax purposes was $43,040,328. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $50,921,259 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,880,931. The amounts presented are inclusive of derivative contracts.
As of November 30, 2024, the Fund had a capital loss carryforward of $23,094,875 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,094,875	$—	$23,094,875
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $351,532 of its fee and voluntarily reimbursed $35,054 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $3,069.
Semi-Annual Financial Statements and Additional Information

Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2025, the Sub-Adviser earned a fee of $114,403.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.086% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$124,210
Class R Shares	101,610
TOTAL	$225,820
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2025, FSC retained $6,349 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $1,608 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $20,993 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$123,190,359
Sales	$146,606,704
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers, and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Global Allocation Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Global Allocation Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Global Allocation Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Global Allocation Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025